Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 26, 2021
Entity Registrant Name	PEABODY ENERGY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16463
Entity Tax Identification Number	13-4004153
Entity Address, Address Line One	701 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101-1826
City Area Code	314
Local Phone Number	342-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K is being filed to add Exhibit 4.1, Exhibit 4.2, Exhibit 10.1, Exhibit 10.2, and Exhibit 10.3 to the Current Report on 8-K filed by the registrant January 29, 2021 (“Original 8-K”). The registrant indicated in the Original 8-K that Exhibit 4.1, Exhibit 4.2, Exhibit 10.1, Exhibit 10.2, and Exhibit 10.3 would be filed by amendment.
Entity Central Index Key	0001064728
Amendment Flag	true